As filed with the Securities and Exchange Commission on November 30, 2012

Securities Act Registration No. 2-34223

Investment Company Act File No. 811-1829

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 96

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 71

COLUMBIA ACORN TRUST

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

Telephone number: 312.634.9200

Charles P. McQuaid Columbia Acorn Trust 227 West Monroe Street, Suite 3000 Chicago, Illinois 60606	Scott R. Plummer c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110	Mary C. Moynihan Perkins Coie LLP 700 13th Street, N.W., Suite 600 Washington, D.C. 20005
(Agents for service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to rule 485(b)
☐	on [DATE] pursuant to rule 485(b)
☐	60 days after filing pursuant to rule 485(a)(1)
☐	on pursuant to rule 485(a)(l)
☐	75 days after filing pursuant to rule 485(a)(2)
☐	on pursuant to rule 485(a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on November 30, 2012.

COLUMBIA ACORN TRUST

By	/S/ CHARLES P. MCQUAID
Charles P. McQuaid, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title		Date

/S/ LAURA M. BORN	Trustee and Chair	)
Laura M. Born		)
)
/S/ MICHELLE L. COLLINS	Trustee	)
Michelle L. Collins		)
)
/S/ MAUREEN M. CULHANE	Trustee	)
Maureen M. Culhane		)
)
/S/ MARGARET M. EISEN	Trustee	)
Margaret M. Eisen		)
)
/S/ JOHN C. HEATON	Trustee	)
John C. Heaton		)
)
/S/ STEVEN N. KAPLAN	Trustee	)
Steven N. Kaplan		)
)
/S/ DAVID J. RUDIS	Trustee	)	November 30, 2012
David J. Rudis		)
)
/S/ DAVID B. SMALL	Trustee	)
David B. Small		)
)
/S/ CHARLES P. MCQUAID	Trustee and President (principal executive	)
Charles P. McQuaid	officer))
)
/S/ BRUCE H. LAUER	Treasurer (principal financial and	)
Bruce H. Lauer	accounting officer))

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase